Document and Entity Information	21 Months Ended
Mar. 31, 2012
Document and Entity Information
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Mar 31, 2012
Trading Symbol	lexg
Entity Registrant Name	Lithium Exploration Group, Inc.
Entity Central Index Key	0001375576
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Current
Cash and cash equivalents	$ 208,192	$ 1,009,993	$ 441
Prepaid expenses	210,568	647,168	200
Total Current Assets	418,760	1,657,161	641
Investment	197,393	0
Total Assets	616,153	1,657,161	641
Current
Accounts payable and accrued liabilities	12,496	183,194	1,500
Derivative liability	1,463,855	2,060,240	0
Due to related party	45,332	47,537	36,799
Convertible debentures	1,533,133	0
Accrued interest	110,052	0
Total current liabilities	3,164,868	2,290,971	38,299
Total Liabilities		2,290,971	38,299
STOCKHOLDERS' DEFICIT
Capital stock Authorized: 100,000,000 preferred shares, $0.001 par value 500,000,000 common shares, $0.001 par value Issued and outstanding: 51,115,476 common shares (June 30, 2010: 47,375,000)	53,116	51,116	47,375
Additional paid-in capital	26,639,907	24,781,907	52,125
Deficit accumulated during the exploration stage	(29,241,738)	(25,466,833)	(137,158)
Total Stockholders' Deficit	(2,548,715)	(633,810)	(37,658)
Total Liabilities and Stockholders' Deficit	$ 616,153	$ 1,657,161	$ 641

Statement of Financial Position (Parenthetical) (USD $)	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	53,115,476	51,115,476	47,375,000
Common Stock, Shares, Outstanding	53,115,476	51,115,476	47,375,000

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Mar. 31, 2012
Revenue:	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Advertising	43,818	5,828	69,090	5,828	27,095	0	27,095	96,185
Consulting	13,071	9,000	154,746	9,000	111,900	0	111,900	266,646
Directors fees	0	0	0	0	17,595,000	0	17,595,000	17,595,000
General and administrative	10,696	5,782	36,391	5,928	13,361	354	23,268	59,659
Investor relations	32,000	0	613,600	0	150,400	0	150,400	764,000
Management fees	0	22,500	0	22,500	45,000	0	45,000	45,000
Mining expenses	52,514	135,000	224,118	225,000	6,227,641	0	6,278,906	6,503,024
Professional fees	22,087	20,415	90,635	31,796	84,041	20,285	160,027	250,662
Travel	9,925	6,166	32,315	6,166	14,997	0	14,997	47,312
Wages	48,891	0	147,210	0				147,210
Loss from operations	(233,002)	(204,691)	(1,368,105)	(306,218)	(24,269,435)	(20,639)	(24,406,593)	(25,774,698)
Other income (expenses)
Accretion of beneficial conversion feature	(511,044)	0	(1,533,133)	0				(1,533,133)
Interest on convertible debenture	(27,375)	0	(110,052)	0				(110,052)
Gain on derivative liability - warrants	(487,951)	0	1,602,410	0	108,434	0	108,434	1,710,844
Loss on discharge of indebtedness	0	0	(1,275,000)	0				(1,275,000)
Financing expense	0	0	(1,091,025)	0	(1,168,674)	0	(1,168,674)	(2,259,699)
Loss before income taxes	(1,259,372)	(204,691)	(3,774,905)	(306,218)	(25,329,675)	(20,639)	(25,466,833)	(29,241,738)
Provision for income taxes	0	0	0	0	0	0	0	0
Net Loss for the year	$ (1,259,372)	$ (204,691)	$ (3,774,905)	$ (306,218)	$ (25,329,675)	$ (20,639)	$ (25,466,833)	$ (29,241,738)
Basic and Diluted Loss per Common Share	$ (0.02)	$ 0	$ (0.07)	$ 0	$ (0.53)	$ 0
Weighted Average Number of Common Shares Outstanding	53,115,476	47,375,000	52,060,931	47,375,000	47,818,327	47,375,000

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Mar. 31, 2012
Cash Flows from Operating Activities
Net loss for the year	$ (3,774,905)	$ (306,218)	$ (25,329,675)	$ (20,639)	$ (25,466,833)	$ (29,241,738)
Items not affecting cash:
Common shares issued for mining expenses and related finder's fees	0	25,000	50,000	0	50,000	50,000
Common shares issued for settlement of mining expenses	0	0	740,000	0	740,000	740,000
Common shares issued for director fees	0	0	17,595,000	0	17,595,000	17,595,000
Common shares issued for investor relations	0	0	702,000	0	702,000	702,000
Options issued for mining expenses	0	0	4,396,523	0	4,396,523	4,396,523
Interest accrued on convertible debenture	110,052	0				110,052
Accretion of beneficial conversion feature	1,533,133	0				1,533,133
Financing expense	1,091,025	0	1,168,674	0	1,168,674	2,259,699
Loss on discharge of indebtedness	1,275,000	0				1,275,000
Gain on derivative liability - warrants	(1,602,410)	0	(108,434)	0	(108,434)	(1,710,844)
Changes in operating assets and liabilities:
Prepaid expenses	436,600	(35,368)	(646,968)	(200)	(647,168)	(210,568)
Accounts payable and accrued liabilities	(170,698)	98,344	181,694	(1,984)	183,194	12,496
Net cash used in operations	(1,102,203)	(218,242)	(1,251,186)	(22,823)	(1,387,044)	(2,489,247)
Cash Flows from Investing Activities
Investment	(197,393)	0				(197,393)
Net cash used in investing activities	(197,393)	0				(197,393)
Cash Flows from Financing Activities
Advance from related party	(2,205)	10,738	10,738	23,132	47,537	45,332
Issuance of common shares for cash	0	250,000	1,250,000	0	1,349,500	1,349,500
Issuance of convertible debenture	500,000	0	1,000,000	0	1,000,000	1,500,000
Net cash provided by financing activities	497,795	260,738	2,260,738	23,132	2,397,037	2,894,832
Increase in cash and cash equivalents	(801,801)	42,496	1,009,552	309	1,009,993	208,192
Cash and cash equivalents - beginning of period	1,009,993	441	441	132	0	0
Cash and cash equivalents - end of period	208,192	42,937	1,009,993	441	1,009,993	208,192
Non-cash investing and financing activities:
Common stock issued for debt	1,860,000	0				1,860,000
Cash paid for:
Interest	0	0	0	0	0	0
Income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During the Exploration Stage [Member]	Total
Beginning Balance at May. 31, 2006
Common shares issued to a founder at $0.01 cash per share, June 6, 2006	$ 20,000			$ 20,000
Common shares issued to a founder at $0.01 cash per share, June 6, 2006 (Shares)	20,000,000
Net Income (Loss)			(2,687)	(2,687)
Ending Balance at Jun. 30, 2006	20,000		(2,687)	17,313
Ending Balance (Shares) at Jun. 30, 2006	20,000,000
Common shares issued to founders at $0.01 per share, July 1, 2006	10,000			10,000
Common shares issued to founders at $0.01 per share, July 1, 2006 (Shares)	10,000,000
Common shares issued for cash at $0.04 per share, December 11, 2006	17,375	52,125		69,500
Common shares issued for cash at $0.04 per share, December 11, 2006 (Shares)	17,375,000
Net Income (Loss)			(59,320)	(59,320)
Ending Balance at Jun. 30, 2007	47,375	52,125	(62,007)	37,493
Ending Balance (Shares) at Jun. 30, 2007	47,375,000
Net Income (Loss)			(22,888)	(22,888)
Ending Balance at Jun. 30, 2008	47,375	52,125	(84,895)	14,605
Ending Balance (Shares) at Jun. 30, 2008	47,375,000
Net Income (Loss)			(31,624)	(31,624)
Ending Balance at Jun. 30, 2009	47,375	52,125	(116,519)	(17,019)
Ending Balance (Shares) at Jun. 30, 2009	47,375,000
Common shares issued for mining expenses and related finder's fees				0
Common shares issued for settlement of mining expenses				0
Common shares issued for director fees				0
Common shares issued for investor relations				0
Options issued for mining expenses				0
Net Income (Loss)			(20,639)	(20,639)
Ending Balance at Jun. 30, 2010	47,375	52,125	(137,158)	(37,658)
Beginning Balance (Shares) at Jun. 30, 2010	47,375,000
Common shares issued for cash at $1.00 per share, January 27, 2011	250	249,750		250,000
Common shares issued for cash at $1.00 per share, January 27, 2011 (Shares)	250,000
Common shares issued for cash at $5.25 per share, April 28, 2011	191	999,809		1,000,000
Common shares issued for cash at $5.25 per share, April 28, 2011 (Shares)	190,476
Common shares issued for mining expenses and related finder's fees	500	49,500		50,000
Common shares issued for mining expenses and related finders fees (Shares)	500,000
Common shares issued for settlement of mining expenses	200	739,800		740,000
Common shares issued for settlement of mining expenses (Shares)	200,000
Common shares issued for director fees	2,300	17,592,700		17,595,000
Common shares issued for director fees (Shares)	2,300,000
Common shares issued for investor relations	300	701,700		702,000
Common shares issued for investor relations (Shares)	300,000
Options issued for mining expenses		4,396,523		4,396,523
Net Income (Loss)			(25,329,675)	(25,329,675)
Ending Balance at Jun. 30, 2011	51,116	24,781,907	(25,466,833)	(633,810)
Ending Balance (Shares) at Jun. 30, 2011	51,115,476
Common shares issued for mining expenses and related finder's fees				0
Common shares issued for settlement of mining expenses				0
Common shares issued for director fees				0
Common shares issued for investor relations				0
Options issued for mining expenses				0
Common shares issued for debt conversion	2,000	1,858,000		1,860,000
Common shares issued for debt conversion (Shares)	2,000,000
Net Income (Loss)			(3,774,905)	(3,774,905)
Ending Balance at Mar. 31, 2012	$ 53,116	$ 26,639,907	$ (29,241,738)	$ (2,548,715)
Ending Balance (Shares) at Mar. 31, 2012	53,115,476

Organization	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Organization [Text Block]

1. Organization

Lithium Exploration Group, Inc (formerly Mariposa Resources, Ltd.) (the “Company”) was incorporated on May 31, 2006 in the State of Nevada, U.S.A. It is based in Scottsdale, Arizona, USA. The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is June 30.

Effective November 30, 2010, the Company changed its name to “Lithium Exploration Group, Inc.,” by way of a merger with its wholly-owned subsidiary Lithium Exploration Group, Inc., which was formed solely for the change of name.

A wholly owned subsidiary, 1617437 Alberta Ltd was incorporated in the province of Alberta, Canada on July 8, 2011.

The Company is an exploration stage company that engages principally in the acquisition, exploration, and development of resource properties. Prior to June 25, 2009, the Company had the right to conduct exploration work on 20 mineral mining claims in Esmeralda County, Nevada, U.S.A. On July 31, 2009, the Company acquired an option to enter into a joint venture for the management and ownership of the Jack Creek Project, a mining project located in Elko County, Nevada. On September 25, 2009, the joint venture was terminated and the Company entered into an agreement with Beeston Enterprises Ltd., under which the Company was granted an option to acquire an undivided 50% interest in eight mineral claims located in the Clinton Mining District of British Columbia, Canada. On December 16, 2010, the Company entered into an Assignment Agreement to acquire an undivided 100% right, title and interest in and to certain mineral permits located in the Province of Alberta, Canada (see Note 5). On January 18, 2011, the Company entered into a Purchase Option Agreement to acquire an undivided 60% interest in certain mineral claims known as the Salta Aqua Claims located in Salta Province, Argentina (See Note 5). To date, the Company’s activities have been limited to its formation, the raising of equity capital and its mining exploration work program.

Exploration Stage Company

The Company is considered to be in the exploration stage as defined in FASC 915-10-05 “ Development Stage Entities, ” and interpreted by the Securities and Exchange Commission for mining companies in Industry Guide 7. The Company is devoting substantially all of its efforts to development of business plans and the acquisition of mineral properties.

1. Organization

Lithium Exploration Group, Inc (formerly Mariposa Resources, Ltd.) (the “Company”) was incorporated on May 31, 2006 in the State of Nevada, U.S.A. It is based in Scottsdale, Arizona, USA. The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is June 30.

Effective November 30, 2010, the Company changed its name to “Lithium Exploration Group, Inc.,” by way of a merger with its wholly-owned subsidiary Lithium Exploration Group, Inc., which was formed solely for the change of name.

The Company is an exploration stage company that engages principally in the acquisition, exploration, and development of resource properties. Prior to June 25, 2009, the Company had the right to conduct exploration work on 20 mineral mining claims in Esmeralda County, Nevada, U.S.A. On July 31, 2009, the Company acquired an option to enter into a joint venture for the management and ownership of the Jack Creek Project, a mining project located in Elko County, Nevada. On September 25, 2009, the joint venture was terminated and the Company entered into an agreement with Beeston Enterprises Ltd., under which the Company was granted an option to acquire an undivided 50% interest in eight mineral claims located in the Clinton Mining District of British Columbia, Canada. On December 16, 2010, the Company entered into an Assignment Agreement to acquire an undivided 100% right, title and interest in and to certain mineral permits located in the Province of Alberta, Canada (see Note 5). On January 18, 2011, the Company entered into a Purchase Option Agreement to acquire an undivided 60% interest in certain mineral claims known as the Salta Aqua Claims located in Salta Province, Argentina (See Note 5). To date, the Company’s activities have been limited to its formation, the raising of equity capital and its mining exploration work program.

Exploration Stage Company

The Company is considered to be in the exploration stage as defined in FASC 915-10-05 “ Development Stage Entities, ” and interpreted by the Securities and Exchange Commission for mining companies in Industry Guide 7. The Company is devoting substantially all of its efforts to development of business plans and the acquisition of mineral properties.

Significant Accounting Policies	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies

Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

The consolidated financial statements include the accounts of the Company and its subsidiary; 1617437 Alberta Ltd. Intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s periodic filings with the Securities and Exchange Commission include, where applicable, disclosures of estimates, assumptions, uncertainties and markets that could affect the financial statements and future operations of the Company. Significant estimates that may materially change in the near term include the valuation of derivative liabilities and the underlying warrants, as well as fair value of investments.

Cash and Cash Equivalents

Cash and cash equivalents include cash in banks, money market funds, and certificates of term deposits with original maturities of less than three months, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value. The Company had $208,192 and $1,009,993 in cash and cash equivalents at March 31, 2012 and June 30, 2011, respectively.

Prepaid expenses

Prepaid expenses mainly consist of legal retainers, deposits for mineral property exploration, and shares issued for investor relations. Legal retainers and deposits for mineral property exploration will be expensed in the period when services are completed. Shares issued for investor relations are amortized as investor relation expenses over the service term.

Start-Up Costs

In accordance with FASC 720-15-20 “ Start-Up Costs,” the Company expenses all costs incurred in connection with the start-up and organization of the Company.

Mineral Acquisition and Exploration Costs

The Company has been in the exploration stage since its formation on May 31, 2006 and has not yet realized any revenue from its planned operations. It is primarily engaged in the acquisition, exploration, and development of mining properties. Mineral property acquisition and exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserves.

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash and cash equivalents and related party payables it will likely incur in the near future. The Company places its cash and cash equivalents with financial institutions of high credit worthiness. At times, its cash and cash equivalents with a particular financial institution may exceed any applicable government insurance limits. The Company’s management plans to assess the financial strength and credit worthiness of any parties to which it extends funds, and as such, it believes that any associated credit risk exposures are limited.

Net Income or (Loss) per Share of Common Stock

The Company has adopted FASC Topic No. 260, “ Earnings Per Share ,” (“EPS”) which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings (loss) per share is computed by dividing net income/loss by the weighted average number of shares of common stock outstanding during the period.

Potentially dilutive securities are not presented in the computation of EPS since their effects are anti-dilutive.

Foreign Currency Translations

The Company’s functional and reporting currency is the US dollar. All transactions initiated in other currencies are translated into US dollars using the exchange rate prevailing on the date of transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the US dollar at the rate of exchange in effect at the balance sheet date. Unrealized exchange gains and losses arising from such transactions are deferred until realization and are included as a separate component of stockholders’ equity (deficit) as a component of comprehensive income or loss. Upon realization, the amount deferred is recognized in income in the period when it is realized.

No significant realized exchange gain or losses were recorded from inception (May 31, 2006) to March 31, 2012.

Comprehensive Income (Loss)

FASC Topic No. 220, “ Comprehensive Income,” establishes standards for reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. From inception (May 31, 2006) to March 31 2012, the Company had no items of other comprehensive income. Therefore, net loss equals comprehensive loss from inception (May 31, 2006) to March 31, 2012.

Risks and Uncertainties

The Company operates in the resource exploration industry that is subject to significant risks and uncertainties, including financial, operational, technological, and other risks associated with operating a resource exploration business, including the potential risk of business failure.

Environmental Expenditures

The operations of the Company have been, and may in the future be, affected from time to time in varying degree by changes in environmental regulations, including those for future reclamation and site restoration costs. Both the likelihood of new regulations and their overall effect upon the Company vary greatly and are not predictable. The Company's policy is to meet or, if possible, surpass standards set by relevant legislation by application of technically proven and economically feasible measures.

Environmental expenditures that relate to ongoing environmental and reclamation programs are charged against earnings as incurred or capitalized and amortized depending on their future economic benefits. All of these types of expenditures incurred since inception have been charged against earnings due to the uncertainty of their future recoverability. Estimated future reclamation and site restoration costs, when the ultimate liability is reasonably determinable, are charged against earnings over the estimated remaining life of the related business operation, net of expected recoveries.

Recent Accounting Pronouncements

Recent accounting pronouncements that are listed below did not, and are not currently expected to, have a material effect on the Company’s financial statements, but will be implemented in the Company’s future financial reporting when applicable.

FASB Statements:

In June 2009 the FASB established the Accounting Standards Codification ("Codification" or "ASC") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP"). Rules and interpretive releases of the Securities and Exchange Commission ("SEC") issued under authority of federal securities laws are also sources of GAAP for SEC registrants. Existing GAAP was not intended to be changed as a result of the Codification, and accordingly the change did not impact our financial statements. The ASC does change the way the guidance is organized and presented.

“FASB Interpretation No. 46(R)," and SFAS No. 168 (ASC Topic 105), "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles-a replacement of FASB Statement No. 162," were recently issued. SFAS No. 168 has no current applicability to the Company or its effect on the financial statements would not have been significant.

Accounting Standards Update ("ASU") ASU No. 2009-05 (ASC Topic 820), which amends Fair Value Measurements and Disclosures - Overall, ASU No. 2009-13 (ASC Topic 605), Multiple-Deliverable Revenue Arrangements, ASU No. 2009-14 (ASC Topic 985), Certain Revenue Arrangements that include Software Elements, and various other ASU's No. 2009-2 through ASU No. 2011-12 which contain technical corrections to existing guidance or affect guidance to specialized industries or entities were recently issued. These updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s periodic filings with the Securities and Exchange Commission include, where applicable, disclosures of estimates, assumptions, uncertainties and markets that could affect the financial statements and future operations of the Company.

Significant estimates that may change in the near term are the valuation of warrants resulting in derivative liabilities, valuation of shares issued for prepaid expenses, and deferred tax assets and related valuation allowances.

Cash and Cash Equivalents

Cash and cash equivalents include cash in banks, money market funds, and certificates of term deposits with original maturities of less than three months, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value. The Company had $1,009,993 and $441 in cash and cash equivalents at June 30, 2011 and June 30, 2010, respectively.

Start-Up Costs

In accordance with FASC 720-15-20 “ Start-Up Costs,” the Company expenses all costs incurred in connection with the start-up and organization of the Company.

Mineral Acquisition and Exploration Costs

The Company has been in the exploration stage since its formation on May 31, 2006 and has not yet realized any revenue from its planned operations. It is primarily engaged in the acquisition, exploration, and development of mining properties. Mineral property acquisition and exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserves.

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash and cash equivalents and related party payables it will likely incur in the near future. The Company places its cash and cash equivalents with financial institutions of high credit worthiness. At times, its cash and cash equivalents with a particular financial institution may exceed any applicable government insurance limits. The Company’s management plans to assess the financial strength and credit worthiness of any parties to which it extends funds, and as such, it believes that any associated credit risk exposures are limited.

Net Income or (Loss) per Share of Common Stock

The Company has adopted FASC Topic No. 260, “ Earnings Per Share ,” (“EPS”) which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings (loss) per share is computed by dividing net income/loss by the weighted average number of shares of common stock outstanding during the period.

The Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding, other than an option granted to Glottech (see note 5) for 2,000,000 shares. All potentially dilutive securities have been excluded from the computation of diluted earnings per share as their effect on loss per common share would have been anti-dilutive.

Foreign Currency Translations

The Company’s functional and reporting currency is the US dollar. All transactions initiated in other currencies are translated into US dollars using the exchange rate prevailing on the date of transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the US dollar at the rate of exchange in effect at the balance sheet date. Unrealized exchange gains and losses arising from such transactions are deferred until realization and are included as a separate component of stockholders’ equity (deficit) as a component of comprehensive income or loss. Upon realization, the amount deferred is recognized in income in the period when it is realized.

No significant realized exchange gain or losses were recorded from inception (May 31, 2006) to June 30, 2011.

Comprehensive Income (Loss)

FASC Topic No. 220, “ Comprehensive Income,” establishes standards for reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. From inception (May 31, 2006) to June 30, 2011, the Company had no items of other comprehensive income. Therefore, net loss equals comprehensive loss from inception (May 31, 2006) to June 30, 2011.

Risks and Uncertainties

The Company operates in the resource exploration industry that is subject to significant risks and uncertainties, including financial, operational, technological, and other risks associated with operating a resource exploration business, including the potential risk of business failure.

Environmental Expenditures

The operations of the Company have been, and may in the future be, affected from time to time in varying degree by changes in environmental regulations, including those for future reclamation and site restoration costs. Both the likelihood of new regulations and their overall effect upon the Company vary greatly and are not predictable. The Company's policy is to meet or, if possible, surpass standards set by relevant legislation by application of technically proven and economically feasible measures.

Environmental expenditures that relate to ongoing environmental and reclamation programs are charged against earnings as incurred or capitalized and amortized depending on their future economic benefits. All of these types of expenditures incurred since inception have been charged against earnings due to the uncertainty of their future recoverability. Estimated future reclamation and site restoration costs, when the ultimate liability is reasonably determinable, are charged against earnings over the estimated remaining life of the related business operation, net of expected recoveries.

Recent Accounting Pronouncements

Recent accounting pronouncements that are listed below did not, and are not currently expected to, have a material effect on the Company’s financial statements, but will be implemented in the Company’s future financial reporting when applicable.

FASB Statements:

In June 2009 the FASB established the Accounting Standards Codification ("Codification" or "ASC") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP"). Rules and interpretive releases of the Securities and Exchange Commission ("SEC") issued under authority of federal securities laws are also sources of GAAP for SEC registrants. Existing GAAP was not intended to be changed as a result of the Codification, and accordingly the change did not impact our financial statements. The ASC does change the way the guidance is organized and presented.

“FASB Interpretation No. 46(R)," and SFAS No. 168 (ASC Topic 105), "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles-a replacement of FASB Statement No. 162," were recently issued. SFAS No. 168 has no current applicability to the Company or its effect on the financial statements would not have been significant.

Accounting Standards Update ("ASU") ASU No. 2009-05 (ASC Topic 820), which amends Fair Value Measurements and Disclosures - Overall, ASU No. 2009-13 (ASC Topic 605), Multiple-Deliverable Revenue Arrangements, ASU No. 2009-14 (ASC Topic 985), Certain Revenue Arrangements that include Software Elements, and various other ASU's No. 2009-2 through ASU No. 2011-09 which contain technical corrections to existing guidance or affect guidance to specialized industries or entities were recently issued. These updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

Capital Stock	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Capital Stock [Text Block]

3. Capital Stock

Authorized Stock

At inception, the Company authorized 100,000,000 common shares and 100,000,000 preferred shares, both with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Effective April 8, 2009, the Company increased the number of authorized shares to 600,000,000 shares, of which 500,000,000 shares are designated as common stock par value $0.001 per share, and 100,000,000 shares are designated as preferred stock, par value $0.001 per share.

Share Issuances

On January 27, 2011, the Company issued 250,000 shares of common stock in a private placement to two unrelated off-shore investors at $1 per share for total cash proceeds of $250,000.

On April 27, 2011, the Company issued 2,300,000 common shares at a market price of $7.65 per share for director fees.

On January 18, 2011, the Company issued 250,000 common shares at a market price of $0.10 per share for mining expenses relating to the Salta Aqua Claims (Note 5)

On March 7, 2011, the Company issued 250,000 common shares at a market price of $0.10 per share for finder’s fees relating to the Salta Aqua Claims (Note 5)

On April 29, 2011, the Company issued 200,000 common shares at a market price of $3.70 per share for settlement of mineral claims in Clinton Mining District (Note 5)

On May 10, 2011, the Company issued 190,476 shares of common stock in a private placement to an unrelated off-shore investor at $5.25 per share for total cash proceeds of $1,000,000.

On June 11, 2011, the Company issued 300,000 common shares at a market price of $2.34 per share for investor relations.

On November 22, 2011, the Company issued 2,000,000 common shares at a deemed price of $0.93 per share for debenture conversion of $1,860,000 (Note 6).

Effective April 30, 2009, the Company effected a 10 for 1 forward split of its common stock, under which each stockholder of record on that date received ten (10) new shares of the Corporation’s $0.001 par value stock for every one (1) old share outstanding.

Since its inception (May 31, 2006), the Company has issued shares of its common stock as follows, retroactively adjusted to give effect to the 10 for 1 forward split:

			Price Per
Date	Description	Shares	Share	Amount

06/06/06	Shares issued for cash	20,000,000	$0.001	$20,000
07/01/06	Shares issued for cash	10,000,000	0.001	10,000
12/11/06	Shares issued for cash	17,375,000	0.004	69,500
01/18/11	Shares issued for mining expenses	250,000	0.100	25,000
01/27/11	Shares issued for cash	250,000	1.000	250,000
03/07/11	Shares issued for mining expenses	250,000	0.100	25,000
04/27/11	Shares issued for director fees	2,300,000	7.650	17,595,000
04/29/11	Shares issued for settlement of mining expenses	200,000	3.700	740,000
05/10/11	Shares issued for cash	190,476	5.250	1,000,000
06/11/11	Shares issued for investor relations	300,000	2.340	702,000
11/22/11	Shares issued for debenture conversion	2,000,000	0.930	1,860,000
	Cumulative Totals	53,115,476		$22,296,500

Of these shares, 32,300,000 were issued to directors and officers of the Company. 17,815,476 were issued to independent investors. 500,000 were issued for mining expenses (Note 5). 300,000 were issued for investor relations expenses. 200,000 were issued for debt settlement. 2,000,000 were issued for debenture conversion (Note 6). There are no preferred shares outstanding. The Company has no stock option plan, warrants or other dilutive securities, other than an option granted to Glottech for 2,000,000 shares (Note 5) and warrants issued to acquire 2,409,639 shares of the Company regarding a convertible debenture (Note 6).

As per management agreements, the Company is obligated to issue 300,000 common shares to two directors by April 27, 2012 and April 27, 2013 respectively provided that they continue to serve as members to the Company’s board of directors. 300,000 common shares were issued to the two directors on April 27, 2011.

3. Capital Stock

Authorized Stock

At inception, the Company authorized 100,000,000 common shares and 100,000,000 preferred shares, both with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Effective April 8, 2009, the Company increased the number of authorized shares to 600,000,000 shares, of which 500,000,000 shares are designated as common stock par value $0.001 per share, and 100,000,000 shares are designated as preferred stock, par value $0.001 per share.

Share Issuances

On January 27, 2011, the Company issued 250,000 shares of common stock in a private placement to two unrelated off-shore investors at $1 per share for total cash proceeds of $250,000.

On April 27, 2011, the Company issued 2,300,000 common shares at a market price of $7.65 per share for director fees.

On January 18, the Company issued 250,000 common shares at a market price of $0.10 per share for mining expenses relating to the Salta Aqua Claims (Note 5)

On March 7, 2011, the Company issued 250,000 common shares at a market price of $0.10 per share for finder’s fees relating to the Salta Aqua Claims (Note 5)

On April 29, 2011, the Company issued 200,000 common shares at a market price of $3.70 per share for settlement of mineral claims in Clinton Mining District (Note 5)

On May 10, 2011, the Company issued 190,476 shares of common stock in a private placement to a unrelated offshore investor at $5.25 per share for total cash proceeds of $1,000,000.

On June 11, 2011, the Company issued 300,000 common shares at a market price of $2.34 per share for investor relations.

Effective April 30, 2009, the Company effected a 10 for 1 forward split of its common stock, under which each stockholder of record on that date received ten (10) new shares of the Corporation’s $0.001 par value stock for every one (1) old share outstanding.

Since its inception (May 31, 2006), the Company has issued shares of its common stock as follows, retroactively adjusted to give effect to the 10 for 1 forward split:

			Price Per
Date	Description	Shares	Share	Amount

06/06/06	Shares issued for cash	20,000,000	$0.001	$20,000
07/01/06	Shares issued for cash	10,000,000	0.001	10,000
12/11/06	Shares issued for cash	17,375,000	0.004	69,500
01/27/11	Shares issued for cash	250,000	1.000	250,000
04/27/11	Shares issued for director fees	2,300,000	7.650	17,595,000
02/01/11	Shares issued for mining expenses	250,000	0.100	25,000
03/07/11	Shares issued for mining expenses	250,000	0.100	25,000
04/29/11	Shares issued for settlement of mining expenses	200,000	3.700	740,000
05/10/11	Shares issued for cash	190,476	5.250	1,000,000
06/11/11	Shares issued for investor relations	300,000	2.340	702,000
	Cumulative Totals	51,115,476		$20,436,500

Of these shares, 32,300,000 were issued to directors and officers of the Company. 17,815,476 were issued to independent investors. 500,000 were issued for mining expenses (Note 5). 300,000 were issued for investor relation expenses. 200,000 were issued for debt settlement. There are no preferred shares outstanding. The Company has no stock option plan, warrants or other dilutive securities, other than an option granted to Glottech (See Note 5) for 2,000,000 shares.

Provision For Income Taxes	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Provision For Income Taxes [Text Block]

4. Provision for Income Taxes

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income, regardless of when reported for tax purposes. Deferred taxes are provided in the financial statements under FASC 718-740-20 to give effect to the resulting temporary differences which may arise from differences in the bases of fixed assets, depreciation methods, allowances, and start-up costs based on the income taxes expected to be payable in future years.

Exploration stage deferred tax assets arising as a result of net operating loss carryforwards have been offset completely by a valuation allowance due to the uncertainty of their utilization in future periods. Operating loss carryforwards generated during the period from May 31, 2006 (date of inception) through March 31, 2012 of $5,935,926 will begin to expire in 2026. Accordingly, deferred tax assets were offset by the valuation allowance that increased by approximately $1,345,000 during the period ended March 31, 2012.

The Company follows the provisions of uncertain tax positions as addressed in FASC 740-10-65-1. The Company recognized approximately no increase in the liability for unrecognized tax benefits.

The Company has no tax position at March 31, 2012 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at March 31, 2012. The Company’s utilization of any net operating loss carry forward may be unlikely as a result of its intended exploration stage activities. The tax years for June 30, 2011, June 30, 2010 and June 30, 2009 are still open for examination by the Internal Revenue Service (IRS).

4. Provision for Income Taxes

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income, regardless of when reported for tax purposes. Deferred taxes are provided in the financial statements under FASC 718-740-20 to give effect to the resulting temporary differences which may arise from differences in the bases of fixed assets, depreciation methods, allowances, and start-up costs based on the income taxes expected to be payable in future years.

Exploration stage deferred tax assets arising as a result of net operating loss carryforwards and non deductible expenses in the current period have been offset completely by a valuation allowance due to the uncertainty of their utilization in future periods. Operating loss carryforwards for tax purposes generated during the period from May 31, 2006 (date of inception) through June 30, 2011 of $2,091,744 will begin to expire in 2026. In addition, net deferred tax assets relating to the following items were offset by the valuation allowance that increased by approximately $8,865,387 and $7,500 during the years ended June 30, 2011 and 2010, respectively:

	2011
	Amount	Tax Effect ( 35%)

Net operating losses	$2,091,744	$732,110
Shares issued for directors fees, mining expenses, investor relations	19,087,000	6,680,450
Options granted for mining expenses	4,396,523	1,538,783
Gain on derivative liability	(108,434)	(37,952)

Total	25,466,833	8,913,392

Valuation allowance	(25,466,833)	(8,913,392)

Net deferred tax asset (liability)	$-	$-

	2010
	Amount	Tax Effect ( 35%)
Net operating losses	$137,158	$48,005
Valuation allowance	(137,158)	(48,055)
Net deferred tax asset	$-	$-

The Company follows the provisions of uncertain tax positions as addressed in FASC 740-10-65-1. The Company recognized approximately no increase in the liability for unrecognized tax benefits.

The Company has no tax position at June 30, 2011 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at June 30, 2011. The Company’s utilization of any net operating loss carry forward may be unlikely as a result of its intended exploration stage activities. The tax years for June 30, 2011, June 30, 2010 and June 30, 2009 are still open for examination by the Internal Revenue Service (IRS).

Mineral Property Costs	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Mineral Property Costs [Text Block]

5. Mineral Property Costs

Mineral Claims, Clinton Mining District

On September 25, 2009, and amended June 24, 2010, the Company entered into an Option Agreement under which the Company was granted an option to acquire an undivided 50% interest in eight mineral claims located in the Clinton Mining District, Province of British Columbia, Canada (the “Claims”), which Claims total in excess of 3,900 hectares, in consideration of the issuance of 1,500,000 common shares of the Company on or before December 31, 2010. The Claims were subject to a two percent net smelter royalty which can be paid out for the sum of $1,000,000 (CAD). The Company can earn an undivided 50% interest in the Claims by carrying out a $100,000 (CAD) exploration and development program on the Claims on or before December 31, 2010, plus an additional $200,000 (CAD) exploration and development program on the Claims on or before September 25, 2011.

In the event that the Company acquires an interest in the Claims, the Company and the Optionor have further agreed, at the request of either party, to negotiate a joint venture agreement for further exploration and development of the Claims.

On April 29, 2011, the Company entered into a mutual release agreement. The Company is released from any obligations related to the Claims for considerations of a cash payment of CDN $54,624 (US$57,901) and the issuance of 200,000 common shares of the Company. The shares have been valued at a market price of $3.70 for a total of $740,000. The total amount of $797,901 has been recorded as mining expenses.

Mineral Permit

On December 16, 2010, the Company entered into an Assignment Agreement to acquire the following:

a. )	An undivided 100% right, title and interest in and to certain mineral permits located in the Province of Alberta, Canada.
b. )	All of the assignor’s right, title and interest in and to the Option Agreement.

In consideration for the Assignment, the Company agreed to pay US$90,000 by way of cash or stock of equal value (consisting of amounts previously paid by the Assignor pursuant to the Option Agreement). The Option shall be in good standing and exercisable by the Company by paying the following amounts on or before the dates specified in the following schedule:

i. )	CDN $40,000 (paid) upon execution of the agreement;
ii. )	CDN $60,000 (paid) on or before January 1, 2012;
iii. )	CDN $100,000 on or before January 1, 2013;
iv. )	CDN $300,000 on or before January 1, 2014; and
v. )	Paying all such property payments as may be required to maintain the mineral permits in good standing.
vi. )

The Optionee shall provide a refundable amount of CDN$50,000 (paid) to the Optionor by November 2, 2010, which shall be applied by the Optionor towards work assessment expenses acceptable to the Government of Alberta, with any unused portion to be applied against payments required to maintain the permits underlying the property in good standing.

By agreement dated January 18, 2011, the Company entered into a Purchase Option Agreement to acquire an undivided 60% interest in certain mineral claims known as the Salta Agua Claims located in Salta Province, Argentina.

To earn an undivided 60% interest in the Property, the Company must:

i)	pay to the Optionor a total of US$375,000 as follows:
	a)	US$25,000 (paid) upon execution of the agreement;
	b)	US$50,000 (paid) within thirty days after the effective date;
	c)	US$100,000 on or before January 18, 2012 (not paid);
	d)	US$100,000 on or before January 18, 2013;
	e)	US$100,000 on or before January 18, 2014;

ii)	allot and issue to the Optionor, up to a total of 1,000,000 common shares as follows:
	a)	250,000 Shares within thirty days after the effective date (issued)(Note 3);
	b)	250,000 Shares on or before January 18, 2012 (not issued);
	c)	250,000 Shares on or before January 18, 2013;
	d)	250,000 Shares on or before January 18, 2014;

iii)	incur Exploration Expenditures of not less than a cumulative total of US$4,000,000 as follows:
	a)	US$250,000 on or before January 18, 2013;
	b)	US$500,000 on or before January 18, 2014;
	c)	US$1,250,000 on or before January 18, 2015;
	d)	US$2,000,000 on or before January 18, 2016.

Upon completion of the above terms, the Company was to acquire the remaining 40% interest in the Property by paying the sum of $6,000,000, payable either in a lump sum due 180 days later, or by paying $3,000,000 at such time and $3,000,000 plus interest at the rate of LIBOR plus 5% interest 12 months later.

Upon the commencement of Commercial Production, the Company was to pay to the Optionor a Royalty of 3% Gross Returns.

During the year ended June 30, 2011, the Company paid a finder’s fee of $10,000 and issued 250,000 common shares of the Company to the finder. The shares are valued at a market price of $0.10 for a total of $25,000.

The agreement has been terminated on January 18, 2012 and no further payments are due on this option.

Glottech Technology

On March 17, 2011 and subsequently amended on November 18, 2011, the Company entered into a letter agreement to acquire one initial unit of proprietary and patented mechanical ultrasound technology for use in water purification, inclusive of its process of separating from water, as the primary fluid stock, the salt and other minerals and by –products contained therein, with Glottech – USA.

To acquire the unit, the Company must make the following payments:

a)	US$25,000 upon execution of the agreement (paid);
b)	US$75,000 within 180 days of execution of the agreement (paid);
c)	US$700,000 within 10 days of receipt of invoice from Glottech –USA LLC if the payment in b) is made (paid).
d)

The Company also granted an option to acquire 2,000,000 shares at $1.00 per share to Glottech – USA upon receipt of the operational ultrasonic generator that they are building for Lithium Exploration Group. The 2,000,000 shares are to be paid from outstanding shares owned by Alex Walsh, company CEO.

Commencing as of the end of an initial sixty day testing and training period following satisfactory delivery and physical setup of the technology, and continuing thereafter for as long as the technology remains in the possession of the Company, the Company shall pay continuing monthly royalties.

The option (resulting in additional mining expenses of $4,396,523) was valued using Black-Scholes method using the following assumptions:

  Risk-free interest rate - 0.18%
  Term – One Year
  Dividend yield – 0%
  Exercise price - $1.00
  Underlying stock price - $2.47
  Volatility – 257%

5. Mineral Property Costs

Mineral Claims, Clinton Mining District

On September 25, 2009, and amended June 24, 2010, the Company entered into an Option Agreement under which the Company was granted an option to acquire an undivided 50% interest in eight mineral claims located in the Clinton Mining District, Province of British Columbia, Canada (the “Claims”), which Claims total in excess of 3,900 hectares, in consideration of the issuance of 1,500,000 common shares of the Company on or before December 31, 2010. The Claims were subject to a two percent net smelter royalty which can be paid out for the sum of $1,000,000 (CAD). The Company can earn an undivided 50% interest in the Claims by carrying out a $100,000 (CAD) exploration and development program on the Claims on or before December 31, 2010, plus an additional $200,000 (CAD) exploration and development program on the Claims on or before September 25, 2011.

In the event that the Company acquires an interest in the Claims, the Company and the Optionor have further agreed, at the request of either party, to negotiate a joint venture agreement for further exploration and development of the Claims.

On April 29, 2011, the Company entered into a mutual release agreement. The Company is released from any obligations related to the Claims for consideration of a cash payment of CDN $54,624 (US$57,901) and the issuance of 200,000 common shares of the Company. The shares have been valued at a market price of $3.70 for a total of $740,000. The total amount of $797,901 has been recorded as mining expenses.

Mineral Permit

On December 16, 2010, the Company entered into an Assignment Agreement to acquire the following:

a.)	An undivided 100% right, title and interest in and to certain mineral permits located in the Province of Alberta, Canada.
b.)	All of the assignor’s right, title and interest in and to the Option Agreement.

In consideration for the Assignment, the Company agreed to pay US$90,000 by way of cash or stock of equal value (consisting of amounts previously paid by the Assignor pursuant to the Option Agreement). The full $90,000 (consisting of option payments ‘i’ and ‘vi’ below) was expensed and included in the June 30, 2011 accounts payable balance. The Option shall be in good standing and exercisable by the Company by paying the following amounts on or before the dates specified in the following schedule:

i. )	CDN $40,000 (paid) upon execution of the agreement;
ii. )	CDN $60,000 on or before January 1, 2012;
iii. )	CDN $100,000 on or before January 1, 2013;
iv. )	CDN $300,000 on or before January 1, 2014; and
v. )	Paying all such property payments as may be required to maintain the mineral permits in good standing.
vi. )

The Optionee shall provide a refundable amount of CDN$50,000 (paid) to the Optionor by November 2, 2010, which shall be applied by the Optionor towards work assessment expenses acceptable to the Government of Alberta, with any unused portion to be applied against payments required to maintain the permits underlying the property in good standing.

Mineral Claims, Salta Agua Claims

By agreement dated January 18, 2011, the Company entered into a Purchase Option Agreement to acquire an undivided 60% interest in certain mineral claims known as the Salta Agua Claims located in Salta Province, Argentina.

To earn an undivided 60% interest in the Property, the Company must:

i)	pay to the Optionor a total of US$375,000 as follows:

a)	US$25,000 (paid) upon execution of the agreement;
b)	US$50,000 (paid) within thirty days after the effective date;
c)	US$100,000 on or before January 18, 2012;
d)	US$100,000 on or before January 18, 2013;
e)	US$100,000 on or before January 18, 2014;

ii)	allot and issue to the Optionor, up to a total of 1,000,000 common shares as follows:

a)	250,000 Shares within thirty days after the effective date (issued)(Note 3);
b)	250,000 Shares on or before January 18, 2012;
c)	250,000 Shares on or before January 18, 2013;
d)	250,000 Shares on or before January 18, 2014;

iii)	incur Exploration Expenditures of not less than a cumulative total of US$4,000,000 as follows:

a)	US$250,000 on or before January 18, 2013;
b)	US$500,000 on or before January 18, 2014;
c)	US$1,250,000 on or before January 18, 2015;
d)	US$2,000,000 on or before January 18, 2016.

During the year ended June 30, 2011, the Company paid a finder’s fee of $10,000 and issued 250,000 common shares of the Company to the finder. The shares are valued at a market price of $0.10 for a total of $25,000.

Glottech Technology

On March 17, 2011, the Company entered into a letter agreement to acquire one initial unit of proprietary and patented mechanical ultrasound technology for use in water purification, inclusive of its process of separating from water, as the primary fluid stock, the salt and other minerals and by–products contained therein, with Glottech-USA.

To acquire the unit, the Company must make the following payments:

a)	US$25,000 upon execution of the agreement (paid);
b)	US$75,000 within 180 days of execution of the agreement (paid);
c)	US$700,000 within 10 days of receipt of invoice from Glottech –USA LLC if the payment in b) is made (paid).
d)

The Company also granted an option to acquire 2,000,000 shares at $1.00 per share to Glottech-USA upon receipt of the operational ultrasonic generator that they are in the building for Lithium Exploration Group. The 2,000,000 shares are to be paid from outstanding shares owned by Alex Walsh, company CEO.

Commencing as of the end of an initial sixty day testing and training period following satisfactory delivery and physical setup of the technology, and continuing thereafter for as long as the technology remains in the possession of the Company, the Company shall pay continuing monthly royalties in an amount equal to $2.00 per physical ton of water processed pursuant to the usage of the technology.

The option (resulting in additional mining expenses of $4,396,523) was valued using the Black-Scholes method using the following assumptions:

  Risk-free interest rate of . 18%
  Term - One Year
  Dividend yield - 0%
  Exercise price - $1.00
  Underlying stock price - $2.47
  Volatility – 257%

Convertible Debenture	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Convertible Debenture [Text Block]

6. Convertible Debenture

Prior to June 30, 2011, the Company entered into a securities purchase agreement with one investor. Pursuant to the terms of the agreement, the investor acquired convertible debentures with an aggregate total of $1,500,000. The debenture is due on December 28, 2012 and carries an interest rate of 12% per annum. The debenture is convertible at $0.83 per share subject to various prescribed conditions. On November 22, 2011, the debenture was converted to 2,000,000 common shares at a discounted price of $.2925 per share, trading at $.93 per share on issuance date. During the period ended March 31, 2012, an interest expense of $110,052 was accrued.

The debentures include anti-dilution protection with respect to lower priced issuances of common stock or securities convertible or exchangeable into common stock.

Along with the debenture, the Company issued warrants to acquire a total of 2,409,639 shares of the Company for a period of five years at an exercise price of $0.913 of which 1,204,819 warrants were granted on June 29, 2011 and 602,410 warrants were granted on July 12, 2011.

The warrants include anti-dilution protection with respect to lower priced issuances of common stock or securities convertible or exchangeable into common stock.

The warrants bear a cashless exercise provision which resulted in derivative liability treatment under ASC topic 815-10-55 totaling $2,168,674 and $1,006,025 for warrants issued on June 29, 2011 and July 12, 2011 respectively. Because proceeds from the debenture as of June 30, 2011 were only $1,000,000, corresponding 1,204,819 warrants resulted in additional financing expenses of $1,168,674 in the year ended June 30, 2011. In July 2011, additional proceeds of $500,000 from the debenture were received. Corresponding 602,410 warrants resulted in additional financing expenses of $506,025 in the period ended March 31, 2012. In November, 2011, the debenture was converted to 2,000,000 common shares of the Company at a discounted price of $.2925 per share, trading at $.93 per share on issuance date. The corresponding reduction in conversion price, relative to the fair value on the issuance date, resulted in additional financing expenses of $585,000 in the period ended December 31, 2012.

The Company used the Lattice Model for valuing warrants using the following assumptions:

  Risk-free interest rate – 1.04%
  Term – 5 years
  Dividend yield – 0%
  Underlying stock price - $0.81
  Volatility – 453%

At March 31, 2012, the warrants were valued at $1,463,855 resulting in a gain on derivative liability of $1,602,410 in the nine months period ended March 31, 2012. The corresponding beneficial conversion feature of the initial $1,500,000 was accreted to interest expense over the term of debenture of 18 months. During the nine month period ended March 31, 2012, an accretion of $1,533,133 was recognized.

6. Convertible Debenture and Derivative Liabilities

Prior to June 30, 2011, the Company entered into a securities purchase agreement with one investor. Pursuant to the terms of the agreement, the investor acquired convertible debenture with an aggregate total of $1,500,000, of which $1,000,000 was received by June 30, 2011. The debenture is due on December 28, 2012 and carries an interest rate of 12% per annum. The debenture is convertible at $0.83 per share subject to various prescribed conditions. Along with the debenture, the Company issued warrants to acquire a total of 1,807,229 shares of the Company for a period of five years at an exercise price of $0.913, of which 1,204,819 warrants were granted by June 30, 2011.

The warrants bear a cashless exercise provision which resulted in derivative liability treatment under ASC topic 815-10-55 totalling $2,168,674. The Company used the Lattice Model for valuing warrants using the following assumptions:

  Risk free interest rate – 1.76%
  Term – 5 years
  Dividend yield – 0%
  Underlying stock price – $1.71
  Volatility – 453%

At June 30, 2011, the warrants were valued at $2,060,240 resulting in a gain on derivative liability of $108,434. Because proceeds from the debenture as of June 30, 2011 were only $1,000,000, the warrants resulted in additional financing expenses of $1,168,674. The corresponding beneficial conversion feature of $1,000,000 will be accreted to interest expense over the term of the debenture of 18 months.

Due To Related Party	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Due To Related Party [Text Block]

7. Due to Related Party

As of March 31, 2012 and June 30, 2011, the Company was obligated to a director for a non-interest bearing demand loan with a balance of $45,332 and $47,537, respectively. The Company plans to pay the loan back as cash flows become available.

7. Due to Related Party

As of June 30, 2011, the Company was obligated to a director, for a non-interest bearing demand loan with a balance of $47,537. The Company plans to pay the loan back as cash flows become available.

Investment	3 Months Ended
Mar. 31, 2012
Investment [Text Block]

8. Investment

During the period ended March 31, 2012, the Company paid US$197,393 (CDN $200,000) in consideration for 800,000 shares of First Reef Energy Inc.

The Company intends to sell the securities purchased in the near term, and accordingly, has classified them as Available-for-Sale securities, wherein, unrealized gains or losses resulting from marking the securities to market are recorded in other comprehensive income. The securities are valued using in accordance with FASB ASC 870-10: Fair Value Measurements and Disclosure (FASB 157) resulting in estimated fair value of $197,393 at March 31, 2012. Resulting other comprehensive income is nominal.

Going Concern And Liquidity Considerations	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Going Concern And Liquidity Considerations [Text Block]

9. Going Concern and Liquidity Considerations

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As at March 31, 2012, the Company had a working capital deficiency of $1,944,903 and an accumulated deficit of $29,241,738. The Company intends to fund operations for fiscal 2012 and 2013 with our cash on hand of $208,192 (as at March 31, 2012) and the debenture entered into on March 28, 2012, pursuant to which we are entitled to collect $1,500,000 in net proceeds.

The ability of the Company to emerge from the exploration stage is dependent upon, among other things, obtaining additional financing to continue operations, explore and develop the mineral properties and the discovery, development and sale of ore reserves.

In response to these problems, management intends to raise additional funds through public or private placement offerings.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

8. Going Concern and Liquidity Considerations

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As at June 30, 2011, the Company had a working capital deficiency of $633,810 and an accumulated deficit of $25,466,833. The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the next twelve months.

The ability of the Company to emerge from the exploration stage is dependent upon, among other things, obtaining additional financing to continue operations, explore and develop the mineral properties and the discovery, development and sale of ore reserves.

In response to these problems, management intends to raise additional funds through public or private placement offerings, and continued funding from convertible debentures.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Commitments	3 Months Ended
Mar. 31, 2012
Commitments [Text Block]

10. Commitments

Employment Agreement

On January 12, 2012, the Company entered into an employment agreement with a director. Commencing on January 12, 2012, the director will be employed for 24 months ending on January 12, 2014. Pursuant to the agreement, annual salary of US$120,000 is payable monthly in cash or if the Company does not have available cash, in shares of the Company’s common stock.

Consulting Agreements

On January 12, 2012, the Company entered into two consulting agreements with consultants to provide services as members of the Board of Directors in regards to the Company’s management and operations. The compensation for the services to be provided by each consultant will be 150,000 shares of the Company’s common stock issuable at the beginning of each year from an effective date of April 27, 2011 to April 27, 2014, of which 150,000 shares have already been issued to each consultant in their first year of service.

Convertible Debentures

On March 28, 2012, the Company entered into a securities purchase agreement with one investor. Pursuant to the terms of the agreement, within 45 days the investor will acquire convertible debentures with an aggregate total of $1,680,000, at an original issuance discount of $180,000 ; resulting in $1,500,000 net proceeds to the Company.

The debenture will be due within 12 months of receipt of funds, will carry no interest, and will be convertible at $0.45 per share subject to various prescribed conditions. Along with the debentures, the Company will issue warrants to acquire a total of 3,333,333 shares of common stock for a period of five year at a price of $0.69.

As of March 31, 2012, no funds have been received and no warrants have been issued.

Subsequent events	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Subsequent events [Text Block]

11. Subsequent Events

On April 18, 2012, the Company issued an aggregate of 934,432 shares of its common stock, at $0.64 per share, upon receiving a notice of conversion from the convertible debenture investor to convert $45,836 in interest on the $500,000 debt and $215,000 in principal and $68,046 in interest on the $1,000,000 debt, pursuant to the securities purchase agreement. The balance of debt remaining to the investor is $500,000 in principal on the $500,000 debenture and $200,000 in principal on the $1,000,000 debenture.

On April 30, 2012, the Company issued 300,000 common shares to two directors as payment for the two consulting agreements referenced in Note 10.

The Company has evaluated subsequent events from March 31, 2012 through the date of this report, and determined there are no other items to disclose.

9. Subsequent events

Subsequent to year-end, the Company received the second installment of proceeds from the convertible debenture totaling $500,000 before deducting certain costs of financing. Warrants totaling 602,410 shares were granted for the installment.

On January 18, 2012, Lithium Exploration Group, Inc. elected not to pursue its option to purchase the Salta Agua Claims.

The Company has evaluated subsequent events from June 30, 2011 through the date of this report, and determined there are no additional items to disclose.